Timothy Plan Growth & Income Fund
Growth & Income Fund CLASS A: TGIAX | CLASS C: TGCIX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide total return through a combination of growth and income and preservation of capital in declining markets.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 84 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Plan Growth & Income Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Plan Growth & Income Fund		Class A	Class C
Management Fee		0.85%	0.85%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.49%	0.49%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.60%	2.35%
[1]	"Other Expenses" are estimated for the Fund's first year of operations.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Plan Growth & Income Fund (USD $)	Class A	Class C
1 Year	704	338
3 Years	1,027	733

Expense Example, No Redemption (USD $)	Timothy Plan Growth & Income Fund Class C
1 Year	238
3 Years	428

For Class A and Class C shares, the Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund is new and has not yet had any portfolio turnover.
PRINCIPAL INVESTMENT STRATEGIES
  To achieve its goals, the Fund primarily invests in equity securities of foreign and domestic companies that the Advisor believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.
  This Fund principally invests in common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Some or all of the equity portion of the Fund may be invested in small and micro capitalization companies. Fixed income securities that the Fund principally invests in are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. Any non-US government securities in the Fund’s portfolio consist primarily of issues rated “Baa2” or better by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” or better by Standard & Poor’s Ratings Group (“S&P”) and unrated securities determined by the Advisor to be of equivalent quality, as well as high quality money market instruments. The Fund attempts to provide a total return in excess of the rate of inflation over the long term (3 to 5 years).
  The Fund’s Investment Manager reviews the various sectors looking for historical patterns of undervalue or overvalue in an effort to identify appropriate fixed income securities to purchase. The Investment Manager also analyzes interest rate risk in the bond market and makes adjustments in the maturities of bonds to adjust for this risk. Lastly, if a bond is being downgraded, or the company has other issues that may affect the bond, the Investment Manager reviews it to see if the bond should be sold.
  The Funds portfolio’s duration is adjusted based on a regularly conducted analysis of the interest rate risk. Typically, the duration of the Fund’s bond portfolio runs between 1 and 8 years. The Investment Manager shortens portfolio durations when its research indicates a rising interest rate environment to preserve capital and may increase exposure to callable bonds. The Investment Manager also monitors spreads between U.S. Treasury securities and corporate and sovereign bonds, and adjusts the Fund’s mix of securities in response to changes in those spreads.
  The Fund’s equity securities are sold when such considerations as valuation, earnings and relative price strength are determined to warrant a sale. The Investment Manager reviews a stock if there is a major change in its corporate structure or management.
  This Fund may purchase ETFs or ADRs of countries or companies that are emerging. Since the Fund is limited to investment grade bonds, it rarely invests in emerging market fixed income securities.
  The Fund purchases ETFs in order to gain exposure in certain foreign markets or to purchase securities not represented in a direct manner on the stock exchanges. Index ETFs are utilized to gain exposure to a desirable market that is less liquid than the U.S. markets or where individual stocks are illiquid.
  The Fund’s ETF valuations are based on the Investment Manager’s determination of risk in the areas they represent. If the Investment Manager determines that an area is undervalued and has lower risk characteristics, then it may conclude that the representative ETF is likely to be undervalued and appropriate for the Fund. The Investment Manager analyzes current market Price Earnings ratios, Price to Book ratios and other ratios compared to historic ratios, as well as trends in economic activity, stability of governments and global developments to determine if an ETF is appropriate for the Fund. Only ETFs that are trading close to NAV are selected for purchase.
  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.
  General Risk  |  As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
  Equity Market Risk  |  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
  Fixed Income Risk  |  The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.
  Management Risk  |  The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.
  Small Cap Company Risk  |  Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.
  Foreign Investment Risk  |  Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.
  Municipal Securities Risk  |  The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.
  Sovereign Debt Risk  |  The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.
  Exchange Traded Fund Risk  |  An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.
  Excluded Security Risk  |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.
Who Should Buy This Fund
This Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE
This Section illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

This is a new Fund without an operating history. Accordingly, performance information is not available at this time.